SLM Student Loan Trust 2008-8
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	08/05/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-8 Deal Parameters

	Student Loan Portfolio Characteristics			8/5/2008	Activity	9/30/2008
A	i	Portfolio Balance		$967,266,446.85	($3,608,695.77)	$963,657,751.08
	ii	Interest to be Capitalized		29,588,365.31		30,350,398.78

	iii	Total Pool		$996,854,812.16		$994,008,149.86
	iv	Capitalized Interest		10,000,000.00		10,000,000.00
	v	Specified Reserve Account Balance		2,500,221.00		2,485,020.37

	vi	Total Adjusted Pool		$1,009,355,033.16		$1,006,493,170.23

B	i	Weighted Average Coupon (WAC)		5.821%		5.822%
	ii	Weighted Average Remaining Term		123.40		123.59
	iii	Number of Loans		263,223		262,760
	iv	Number of Borrowers		119,315		119,032
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$69,227,871		$67,673,427
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$927,626,941		$926,334,723
	viii	Pool Factor		1.000000000		0.993920419

					% of O/S		% of O/S
	Notes		Spread	Balance 08/5/2008	Securities	Balance 10/27/2008	Securities

C	i	A-1 Notes 78445GAA1	0.50%	$264,000,000.00	26.878%	$259,112,987.15	26.513%
	ii	A-2 Notes 78445GAB9	0.90%	307,000,000.00	31.256%	307,000,000.00	31.412%
	iii	A-3 Notes 78445GAC7	1.15%	145,000,000.00	14.763%	145,000,000.00	14.836%
	iv	A-4 Notes 78445GAD5	1.50%	236,744,000.00	24.103%	236,744,000.00	24.224%
	v	B Notes 78445GAE3	2.25%	29,466,000.00	3.000%	29,466,000.00	3.015%

		Total Notes		$982,210,000.00	100.000%	$977,322,987.15	100.000%

	Reserve Account			8/5/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$2,500,221.00		$0.00
	iii	Specified Reserve Acct Balance ($)		$2,500,221.00		$2,485,020.37
	iv	Reserve Account Floor Balance ($)		$1,000,088.00		$1,000,088.00

	v	Current Reserve Acct Balance ($)		$2,500,221.00		$2,485,020.37

	Other Accounts			8/5/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$3,233,454.84		$0.00
	ii	Capitalized Interest Account		$10,000,000.00		$10,000,000.00
	iii	Floor Income Rebate Account		$0.00		$1,889,244.77

	Asset/Liability			8/5/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,012,588,488.00		$1,006,493,170.23
	ii	Total Outstanding Balance Notes		$982,210,000.00		$977,322,987.15
	iii	Difference		$30,378,488.00		$29,170,183.08
	iv	Parity Ratio		1.03093		1.02985

II. 2008-8 Transactions from:	8/5/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$10,167,369.17
	ii	Principal Collections from Guarantor	87,989.57
	iii	Principal Reimbursements	88,780.55
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$10,344,139.29

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,723.12
	ii	Capitalized Interest	(3,595,920.10)

	iii	Total Non-Cash Principal Activity	$(3,593,196.98)

C	Student Loan Principal Purchases		$(3,142,246.54)

D	Total Student Loan Principal Activity		$3,608,695.77

E	Student Loan Interest Activity
	i	Regular Interest Collections	$2,200,909.09
	ii	Interest Claims Received from Guarantors	2,007.14
	iii	Collection Fees/Returned Items	2,233.65
	iv	Late Fee Reimbursements	75,089.12
	v	Interest Reimbursements	2,401.52
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,282,640.52

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,103.73)
	ii	Capitalized Interest	3,595,920.10

	iii	Total Non-Cash Interest Adjustments	$3,594,816.37

G	Student Loan Interest Purchases		$(119,778.49)

H	Total Student Loan Interest Activity		$5,757,678.40

I	Non-Reimbursable Losses During Collection Period		$354.21

J	Cumulative Non-Reimbursable Losses to Date		$354.21

III. 2008-8 Collection Account Activity	8/5/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$6,303,930.67
	ii	Consolidation Principal Payments	3,951,428.07
	iii	Reimbursements by Seller	2,730.00
	iv	Borrower Benefits Reimbursements	10,275.09
	v	Reimbursements by Servicer	107.16
	vi	Re-purchased Principal	75,668.30

	vii	Total Principal Collections	$10,344,139.29

B	Interest Collections
	i	Interest Payments Received	$2,114,260.40
	ii	Consolidation Interest Payments	88,655.83
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	2.84
	vi	Re-purchased Interest	2,398.68
	vii	Collection Fees/Return Items	2,233.65
	viii	Late Fees	75,089.12

	ix	Total Interest Collections	$2,282,640.52

C	Other Reimbursements		$28,039.02

D	Reserves in Excess of the Requirement		$15,200.63

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$82,900.47

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$104,368.50

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$3,080,000.00

L	TOTAL AVAILABLE FUNDS		$15,937,288.43
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(281,138.74)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(1,889,244.77)
		Funds Released from the Floor Income Rebate Account	$0.00

M	NET AVAILABLE FUNDS		$13,766,904.92

N	Servicing Fees Due for Current Period		$324,518.75

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$344,518.75

IV. 2008-8	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	8/5/2008	9/30/2008	8/5/2008	9/30/2008	8/5/2008	9/30/2008	8/5/2008	9/30/2008	8/5/2008	9/30/2008

INTERIM:
In School
Current	6.027%	6.028%	73,878	69,467	28.067%	26.437%	$293,348,974.45	$275,805,593.33	30.328%	28.621%

Grace
Current	5.880%	5.888%	32,760	31,423	12.446%	11.959%	141,907,588.17	$139,040,889.57	14.671%	14.428%

TOTAL INTERIM	5.979%	5.981%	106,638	100,890	40.512%	38.396%	$435,256,562.62	$414,846,482.90	44.999%	43.049%

REPAYMENT
Active
Current	5.898%	5.911%	82,392	77,306	31.301%	29.421%	$274,190,991.20	$253,464,231.20	28.347%	26.302%
31-60 Days Delinquent	5.633%	5.700%	8,623	11,206	3.276%	4.265%	28,041,793.14	38,072,086.91	2.899%	3.951%
61-90 Days Delinquent	5.486%	5.600%	5,395	5,921	2.050%	2.253%	16,806,149.31	18,839,216.72	1.737%	1.955%
91-120 Days Delinquent	5.462%	5.486%	3,830	3,643	1.455%	1.386%	11,399,389.61	10,615,652.09	1.179%	1.102%
> 120 Days Delinquent	5.381%	5.385%	9,658	13,192	3.669%	5.021%	28,310,588.24	38,859,007.29	2.927%	4.032%

Deferment
Current	5.320%	5.370%	25,754	29,628	9.784%	11.276%	93,868,818.39	107,948,874.09	9.705%	11.202%

Forbearance
Current	5.598%	5.663%	20,931	20,852	7.952%	7.936%	79,379,774.27	80,615,550.00	8.207%	8.366%

TOTAL REPAYMENT	5.687%	5.697%	156,583	161,748	59.487%	61.557%	$531,997,504.16	$548,414,618.30	55.000%	56.910%

Claims in Process (1)	5.010%	5.232%	2	122	0.001%	0.046%	$12,380.07	$396,649.88	0.001%	0.041%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.821%	5.822%	263,223	262,760	100.000%	100.000%	$967,266,446.85	$963,657,751.08	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-8	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	5.580%	146,140	$442,057,143.86	45.873%
- GSL - Unsubsidized	5.659%	104,196	420,949,535.76	43.682%
- PLUS Loans	7.621%	11,939	98,953,704.94	10.269%
- SLS Loans	5.808%	485	1,697,366.52	0.176%

- Total	5.822%	262,760	$963,657,751.08	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	5.836%	208,235	$823,923,891.57	85.500%
-Two Year	5.656%	41,336	104,615,627.30	10.856%
-Technical	5.972%	13,177	35,091,431.89	3.641%
-Other	5.072%	12	26,800.32	0.003%

- Total	5.822%	262,760	$963,657,751.08	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-8	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$6,406,587.81

B	Interest Subsidy Payments Accrued During Collection Period	2,328,431.06

C	Special Allowance Payments Accrued During Collection Period	502,843.51

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	82,900.47

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$9,320,762.85

VII. 2008-8	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.007503730	08/05/2008 - 10/27/2008	1 NY Business Day	3.25463%	LIBOR

B	Class A-2 Interest Rate	0.008425953	08/05/2008 - 10/27/2008	1 NY Business Day	3.65463%	LIBOR

C	Class A-3 Interest Rate	0.009002341	08/05/2008 - 10/27/2008	1 NY Business Day	3.90463%	LIBOR

D	Class A-4 Interest Rate	0.009809286	08/05/2008 - 10/27/2008	1 NY Business Day	4.25463%	LIBOR

E	Class B Interest Rate	0.011538453	08/05/2008 - 10/27/2008	1 NY Business Day	5.00463%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-8	Inputs From Initial Period	8/5/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$967,266,446.85
	ii	Interest To Be Capitalized	29,588,365.31

	iii	Total Pool	$996,854,812.16
	iv	Capitalized Interest	10,000,000.00
	vi	Specified Reserve Account Balance	2,500,221.00

	vii	Total Adjusted Pool	$1,009,355,033.16

B	Total Note Factor		1.000000000
C	Total Note Balance		$982,210,000.00

D	Note Balance 8/5/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$264,000,000.00	$307,000,000.00	$145,000,000.00	$236,744,000.00	$29,466,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$2,500,221.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-8            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$13,766,904.92	$13,766,904.92

B	Primary Servicing Fees - Current Month		$324,518.75	$13,442,386.17

C	Administration Fee		$20,000.00	$13,422,386.17

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$1,980,984.79	$11,441,401.38
	ii	Class A-2	$2,586,767.42	$8,854,633.96
	iii	Class A-3	$1,305,339.50	$7,549,294.46
	iii	Class A-4	$2,322,289.57	$5,227,004.89

	iv	Total Class A Interest Distribution	$8,195,381.28

E	Class B Noteholders’ Interest Distribution Amount		$339,992.04	$4,887,012.85

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$4,887,012.85	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iii	Class A-4	$0.00	$0.00

	iv	Total Class A Principal Distribution	$4,887,012.85

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$963,657,751.08
	ii	Interest to be Capitalized	30,350,398.78
	iii	Reserve Account Balance (after any reinstatement)	2,485,020.37
	iv	Capitalized Interest Account Balance	10,000,000.00
	v	Less Specified Reserve Account Balance	(2,485,020.37)

	vi	Total	$1,004,008,149.86

	vii	Class A Notes Outstanding (after application of available funds)	$947,856,987.15

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-8           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$2,500,221.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$2,500,221.00
	iv	Required Reserve Account Balance	$2,485,020.37
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$15,200.63
	vii	Ending Reserve Account Balance	$2,485,020.37

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		8/19/2008
	i	Beginning of Period Account Balance	$3,233,454.84
	ii	Supplemental Loan Purchases	$(3,129,086.34)
	iii	Transfers to Collection Account	$(104,368.50)

	iv	Ending Balance	$0.00

C	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2009
	i	Beginning of Period Account Balance	$10,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$10,000,000.00

D	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$0.00
	ii	Deposits for the Period	$1,889,244.77
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$1,889,244.77

XI. 2008-8            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$1,980,984.79	$2,586,767.42	$1,305,339.50	$2,322,289.57	$339,992.04
	ii	Quarterly Interest Paid	1,980,984.79	2,586,767.42	1,305,339.50	2,322,289.57	339,992.04
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$5,912,453.22	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	4,887,012.85	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$1,025,440.37	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$6,867,997.64	$2,586,767.42	$1,305,339.50	$2,322,289.57	$339,992.04

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$982,210,000.00
	ii	Adjusted Pool Balance	9/30/08	1,006,493,170.23
	iii	Overcollaterlization Percentage		103.09%

	iv	Principal Distribution Amount (i - ii / iii)		$5,912,453.22

	v	Principal Distribution Amount Paid		$4,887,012.85

	vi	Principal Shortfall (iv - v)		$1,025,440.37

C		Total Principal Distribution		$4,887,012.85
D		Total Interest Distribution		8,535,373.32

E		Total Cash Distributions		$13,422,386.17

F					Paydown
	Note Balances			8/5/2008	Factor	10/27/2008
	i	A-1 Note Balance	78445GAA1	$264,000,000.00		$259,112,987.15
		A-1 Note Pool Factor		1.000000000	0.018511412	0.981488588

	ii	A-2 Note Balance	78445GAB9	$307,000,000.00		$307,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78445GAC7	$145,000,000.00		$145,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78445GAD5	$236,744,000.00		$236,744,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78445GAE3	$29,466,000.00		$29,466,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-8            Historical Pool Information

			8/5/08 - 9/30/08

Beginning Student Loan Portfolio Balance			$967,266,446.85

	Student Loan Principal Activity
	i	Regular Principal Collections	$10,167,369.17
	ii	Principal Collections from Guarantor	87,989.57
	iii	Principal Reimbursements	88,780.55
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$10,344,139.29
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$2,723.12
	ii	Capitalized Interest	(3,595,920.10)

	iii	Total Non-Cash Principal Activity	$(3,593,196.98)

	Student Loan Principal Purchases		$(3,142,246.54)

(-)	Total Student Loan Principal Activity		$3,608,695.77

	Student Loan Interest Activity
	i	Regular Interest Collections	$2,200,909.09
	ii	Interest Claims Received from Guarantors	2,007.14
	iii	Collection Fees/Returned Items	2,233.65
	iv	Late Fee Reimbursements	75,089.12
	v	Interest Reimbursements	2,401.52
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$2,282,640.52

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,103.73)
	ii	Capitalized Interest	3,595,920.10

	iii	Total Non-Cash Interest Adjustments	$3,594,816.37

	Student Loan Interest Purchases		$(119,778.49)

	Total Student Loan Interest Activity		$5,757,678.40

(=)	Ending Student Loan Portfolio Balance		$963,657,751.08

(+)	Interest to be Capitalized		$30,350,398.78

(=)	TOTAL POOL		$994,008,149.86

(+)	Capitalized Interest		$10,000,000.00

(+)	Reserve Account Balance		$2,485,020.37

(=)	Total Adjusted Pool		$1,006,493,170.23

XIII. 2008-8	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-08	$ 994,008,150	0.99%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.